Note 12 - Income Tax (Details) - Provision for (Recovery of) Income Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
	$ 11,586	$ 11,261	$ 14,864
Deferred
	11,826	981	(9,079)
Total	23,412	12,242	5,785
Canada Revenue Agency [Member]
Current
Canada	829	6,360	3,864
Deferred
Canada	1,352	(372)	(3,530)
Internal Revenue Service (IRS) [Member]
Current
United States	10,757	4,901	11,000
Deferred
United States	$ 10,474	$ 1,353	$ (5,549)